SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of outstanding shares of common stock equivalents are excluded from the computation of diluted net loss per share

The following outstanding shares of common stock equivalents are excluded from the computation of diluted net loss per share for all the periods and scenarios presented because including them would have an anti-dilutive effect:

ConnectM Stock Options	473,929
ConnectM Warrants	13,067,494

ConnectM Before Business Combination
Schedule of outstanding shares of common stock equivalents are excluded from the computation of diluted net loss per share

ConnectM Stock Options	142,692
ConnectM Warrants	23,332
166,024

Schedule of estimated useful lives of the assets

Estimated
Useful Life
Classification	(in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	10
Property improvements	15
Buildings	40

Schedule of estimated useful lives of intangible assets

Estimated
Useful Life
Classification	(in years)
Customer Relationships	15
Trade Names	3 – 10
Noncompetition Agreements	5
Intellectual Property	3 – 15
Internally Developed Software	3